Bank Loan Core Fund
Portfolio of Investments
September 30, 2025 (unaudited)
Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—83.9%
		Aerospace/Defense—0.7%
$ 3,132,913		TransDigm, Inc., 2023 Term Loan J–1st Lien, 6.502% (SOFR CME +2.500%), 2/28/2031	$ 3,134,902
		Airlines—1.1%
1,320,698		American Airlines, Inc., 2025 Term Loan–1st Lien, 6.575% (SOFR CME +2.250%), 4/20/2028	1,320,242
1,996,250		American Airlines, Inc., 2025 Term Loan B–1st Lien, 7.575% (SOFR CME +3.250%), 5/28/2032	2,007,479
500,000		SkyMiles IP Ltd., 2020 Skymiles Term Loan B–1st Lien, 7.752% (SOFR CME +3.750%), 10/20/2027	501,250
1,362,393		United Airlines, Inc., 2024 1st Lien Term Loan B–1st Lien, 6.196% (SOFR CME +2.000%), 2/22/2031	1,368,354
		TOTAL	5,197,325
		Automotive—2.5%
2,461,253		Adient US, LLC, 2024 Term Loan B2–1st Lien, 6.413% (SOFR CME +2.250%), 1/31/2031	2,464,908
2,000,000	[2]	American Axle & Manufacturing, Inc., 2025 Incremental Term Loan C–1st Lien, TBD, 2/24/2032	1,992,500
1,678,560		Clarios Global LP, 2024 USD Term Loan B–1st Lien, 6.663% (SOFR CME +2.500%), 5/6/2030	1,681,447
2,500,000		Clarios Global LP, 2025 USD Term Loan B–1st Lien, 6.913% (SOFR CME +2.750%), 1/28/2032	2,504,687
1,492,268		Dexko Global, Inc., 2021 USD Term Loan B–1st Lien, 8.028% (SOFR CME +3.750%), 10/4/2028	1,473,786
1,749,375		IXS Holdings, Inc., 2025 Repriced Term Loan B–1st Lien, 9.663%–12.000% (PRIME Rate +4.500%, SOFR CME +5.500%), 9/5/2029	1,747,923
		TOTAL	11,865,251
		Building Materials—4.2%
2,726,477		Chamberlain Group, Inc., 2025 Term Loan B–1st Lien, 7.163% (SOFR CME +3.000%), 9/8/2032	2,732,448
743,166		Core & Main LP, 2024 Term Loan D–1st Lien, 6.166% (SOFR CME +2.000%), 7/27/2028	744,482
2,500,000		CP Atlas Buyer, Inc., 2025 Term Loan–1st Lien, 9.413% (SOFR CME +5.250%), 7/8/2030	2,456,250
1,477,500		Foundation Building Materials Holding Co., LLC, 2024 Term Loan B2–1st Lien, 8.308% (SOFR CME +4.000%), 1/29/2031	1,481,866
2,723,121		Johnstone Supply, LLC, Term Loan B–1st Lien, 6.635% (SOFR CME +2.500%), 6/9/2031	2,721,418
983,794		MI Windows and Doors, LLC, 2024 Term Loan B2–1st Lien, 6.913% (SOFR CME +2.750%), 3/28/2031	988,644
2,487,500		Quikrete Holdings, Inc., 2025 Term Loan B–1st Lien, 6.413% (SOFR CME +2.250%), 2/10/2032	2,488,769
3,491,250		Tecta America Corp., 2025 Term Loan B–1st Lien, 7.163% (SOFR CME + 3.000%), 2/18/2032	3,508,706
3,098,093		White Cap Buyer, LLC, 2024 Term Loan B–1st Lien, 7.416% (SOFR CME +3.250%), 10/19/2029	3,102,229
		TOTAL	20,224,812
		Cable Satellite—1.3%
1,925,592		Charter Communications Operating, LLC, 2024 Term Loan B5–1st Lien, 6.541% (SOFR CME +2.250%), 12/15/2031	1,926,979
1,825,193		Sunrise Financing Partnership, Term Loan AAA–1st Lien, 6.691% (SOFR CME +2.500%), 2/15/2032	1,822,583
2,750,000		Virgin Media Bristol, LLC, 2023 USD Term Loan Y–1st Lien, 7.373% (SOFR CME +3.175%), 3/31/2031	2,715,625
		TOTAL	6,465,187
		Chemicals—4.6%
920,797		Axalta Coating Systems U.S. Holdings, Inc., 2024 Term Loan B7–1st Lien, 5.752% (SOFR CME +1.750%), 12/20/2029	925,544
921,892		ECO Services Operations Corp., 2024 Term Loan B–1st Lien, 6.308% (SOFR CME +2.000%), 6/12/2031	922,325
962,759		H.B. Fuller Co., 2025 Term Loan B–1st Lien, 5.913% (SOFR CME +1.750%), 2/15/2030	968,781
1,984,070		Illuminate Buyer, LLC, 2025 Term Loan B–1st Lien, 6.663% (SOFR CME +2.500%), 12/31/2029	1,990,985
2,772,760		Koppers, Inc., 2024 Repriced Term Loan B–1st Lien, 6.660% (SOFR CME +2.500%), 4/10/2030	2,789,230
3,538,680		Olympus Water US Holding Corp., 2024 USD Term Loan–1st Lien, 7.002% (SOFR CME +3.000%), 6/20/2031	3,508,460
3,500,000	[2]	Olympus Water US Holding Corp., 2025 USD Term Loan B–1st Lien, TBD, 7/23/2032	3,480,015
1,843,101		Potters Industries, LLC, 2025 Repriced Term Loan B–1st Lien, 7.163% (SOFR CME +3.000%), 12/14/2027	1,851,929
3,449,436		Sparta U.S. HoldCo LLC, 2024 Term Loan B–1st Lien, 7.280% (SOFR CME +3.000%), 8/2/2030	3,409,388
2,500,000		W.R. Grace & Co.-Conn., 2025 Term Loan B–1st Lien, 7.002% (SOFR CME +3.000%), 8/19/2032	2,510,425
		TOTAL	22,357,082

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Construction Machinery—0.2%
$ 1,000,000		Herc Holdings, Inc., Term Loan B–1st Lien, 6.254% (SOFR CME + 2.000%), 6/2/2032	$ 1,006,125
		Consumer Cyclical Services—2.3%
3,325,000		Allied Universal Holdco LLC, 2025 USD Term Loan B–1st Lien, 7.513% (SOFR CME +3.250%), 8/20/2032	3,341,259
2,500,000		Conservice Midco, LLC, 2025 Term Loan–1st Lien, 6.913% (SOFR CME +2.750%), 5/13/2030	2,509,888
2,898,416		Fleet Midco I Ltd., 2024 1st Lien Term Loan B–1st Lien, 6.542% (SOFR CME +2.500%), 2/21/2031	2,905,662
2,174,439		Garda World Security Corp., 2025 Term Loan B–1st Lien, 7.174% (SOFR CME +3.000%), 2/1/2029	2,179,875
		TOTAL	10,936,684
		Consumer Products—4.4%
2,500,000	[2]	ACP Tara Holdings, Inc., 2025 Term Loan B–1st Lien, TBD, 9/17/2032	2,506,250
2,886,312		BCPE Empire Holdings, Inc., 2025 Term Loan B–1st Lien, 7.413% (SOFR CME +3.250%), 12/11/2030	2,884,393
2,650,000		Beach Acquisition Bidco LLC, USD Term Loan B–1st Lien, 7.308% (SOFR CME +3.250%), 9/12/2032	2,666,019
3,466,319		Belron Finance 2019 LLC, 2025 Repriced Term Loan B–1st Lien, 6.742% (SOFR CME +2.500%), 10/16/2031	3,488,000
2,209,355		Champ Acquisition Corp., 2024 Term Loan B–1st Lien, 8.166% (SOFR CME +4.000%), 11/25/2031	2,232,145
957,987		Energizer Holdings, Inc., 2025 Term Loan B–1st Lien, 6.135% (SOFR CME +2.000%), 3/19/2032	961,177
2,850,000	[2]	Lavender Dutch BorrowerCo B.V., USD Term Loan–1st Lien, TBD, 9/27/2032	2,855,344
2,150,000		Opal Bidco SAS, USD Term Loan B–1st Lien, 7.252% (SOFR CME +3.250%), 4/28/2032	2,158,331
1,369,124		VC GB Holdings I Corp., 1st Lien Term Loan–1st Lien, 7.763% (SOFR CME +3.500%), 7/21/2028	1,369,124
		TOTAL	21,120,783
		Diversified Manufacturing—1.0%
2,296,327		EMRLD Borrower LP, Term Loan B–1st Lien, 6.449% (SOFR CME +2.250%), 5/31/2030	2,292,377
2,476,798		Watlow Electric Manufacturing Co., Term Loan B–1st Lien, 7.308% (SOFR CME +3.000%), 3/2/2028	2,482,507
		TOTAL	4,774,884
		Finance Companies—1.5%
1,730,678		Boost Newco Borrower, LLC, 2025 USD Term Loan B2–1st Lien, 6.002% (SOFR CME +2.000%), 1/31/2031	1,735,186
3,502,463		NEXUS Buyer, LLC, 2025 Term Loan B–1st Lien, 7.663% (SOFR CME +3.500%), 7/31/2031	3,498,173
2,000,000	[2]	Orion US Finco, Inc., 1st Lien Term Loan–1st Lien, TBD, 5/20/2032	2,012,500
		TOTAL	7,245,859
		Financial Institutions—1.9%
4,217,553		Alliant Holdings Intermediate, LLC, 2025 Term Loan B–1st Lien, 6.666% (SOFR CME +2.500%), 9/19/2031	4,210,489
2,804,415		Aragorn Parent Corp., 2025 Repriced Term Loan B–1st Lien, 7.663% (SOFR CME +3.500%), 12/15/2028	2,823,933
2,000,000	[2]	Gryphon Acquire Newco LLC, Term Loan B–1st Lien, TBD, 9/13/2032	2,007,820
		TOTAL	9,042,242
		Food & Beverage—0.9%
949,753		Aramark Services, Inc., 2024 Term Loan B8–1st Lien, 6.163%–6.199% (SOFR CME +2.000%), 6/22/2030	953,115
3,500,000	[2]	Froneri Lux Finco S.a.r.l., 2025 USD Term Loan–1st Lien, TBD, 8/2/2032	3,496,797
		TOTAL	4,449,912
		Gaming—0.8%
977,556		Caesars Entertainment, Inc., 2024 Term Loan B1–1st Lien, 6.413% (SOFR CME +2.250%), 2/6/2031	976,540
1,092,299		Caesars Entertainment, Inc., Term Loan B–1st Lien, 6.413% (SOFR CME +2.250%), 2/6/2030	1,092,009
3,741		Jack Ohio Finance, LLC, 2025 Term Loan B–1st Lien, 8.163% (SOFR CME +4.000%), 2/2/2032	3,726
952,937		Light & Wonder International, Inc., 2024 Term Loan B2–1st Lien, 6.393% (SOFR CME +2.250%), 4/14/2029	956,811
977,556		Station Casinos, LLC, 2024 Term Loan B–1st Lien, 6.163% (SOFR CME +2.000%), 3/14/2031	978,622
		TOTAL	4,007,708
		Health Care—7.4%
1,324,539		AHP Health Partners, Inc., 2025 Term Loan B–1st Lien, 6.413%–8.500% (SOFR CME + 2.250%), 9/20/2032	1,328,678
2,244,375		Bausch & Lomb Corp., 2025 Term Loan B–1st Lien, 8.413% (SOFR CME +4.250%), 1/15/2031	2,248,583
1,485,034		Concentra Health Services, Inc., 2025 Repriced Term Loan B–1st Lien, 6.163% (SOFR CME +2.000%), 7/26/2031	1,492,467
2,470,025		Cotiviti Corp., 2024 Term Loan–1st Lien, 7.030% (SOFR CME +2.750%), 5/1/2031	2,430,912
997,500		Cotiviti Corp., 2025 2nd Amendment Term Loan–1st Lien, 7.030% (SOFR CME +2.750%), 3/26/2032	981,291
3,442,506		Ensemble RCM, LLC, 2024 Term Loan B–1st Lien, 7.308% (SOFR CME +3.000%), 8/1/2029	3,456,001

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Health Care—continued
$ 1,250,000	[2]	Ivi America LLC, Term Loan–1st Lien, TBD, 4/9/2031	$ 1,259,375
2,828,390		Medline Borrower, LP, 2025 Term Loan B–1st Lien, 6.163% (SOFR CME +2.000%), 10/23/2028	2,831,205
1,215,743		MH Sub I, LLC, 2023 Term Loan–1st Lien, 8.252% (SOFR CME +4.250%), 5/3/2028	1,172,432
2,961,381		Outcomes Group Holdings, Inc., 2025 Term Loan B–1st Lien, 7.163% (SOFR CME +3.000%), 5/6/2031	2,981,474
2,683,594		Parexel International Corp., 2025 Term Loan B–1st Lien, 6.663% (SOFR CME +2.500%), 11/15/2028	2,688,908
166,667	[2]	Raven Acquisition Holdings, LLC, Delayed Draw Term Loan–1st Lien, TBD (unfunded), 11/19/2031	166,801
2,321,667		Raven Acquisition Holdings, LLC, Term Loan B–1st Lien, 7.163% (SOFR CME +3.000%), 11/19/2031	2,323,536
990,013		Select Medical Corp., 2024 Term Loan B–1st Lien, 6.163% (SOFR CME +2.000%), 12/3/2031	993,111
3,722,497		Sharp Services LLC, 2025 Term Loan B–1st Lien, 7.252% (SOFR CME + 3.250%), 9/12/2032	3,729,477
2,779,578		Waystar Technologies, Inc., 2025 Term Loan B–1st Lien, 6.163% (SOFR CME +2.000%), 10/22/2029	2,784,789
2,743,125		WCG Intermediate Corp., 2025 Term Loan B–1st Lien, 7.163% (SOFR CME +3.000%), 2/25/2032	2,727,105
		TOTAL	35,596,145
		Industrial - Other—5.7%
2,364,016		CD&R Hydra Buyer, Inc., 2024 Term Loan B–1st Lien, 8.263% (SOFR CME +4.000%), 3/25/2031	2,351,711
1,983,756		Dynamo Newco II GmbH, USD Term Loan B–1st Lien, 7.780% (SOFR CME +3.500%), 9/30/2031	2,994,289
2,124,046		Filtration Group Corp., 2025 USD Term Loan–1st Lien, 6.913% (SOFR CME +2.750%), 10/21/2028	2,136,217
2,222,961		Fluid-Flow Products, Inc., 2025 Term Loan B–1st Lien, 7.413% (SOFR CME +3.250%), 3/31/2028	2,230,608
3,241,875		LSF12 Crown US Commercial Bidco LLC, 2025 Term Loan B–1st Lien, 7.663% (SOFR CME +3.500%), 12/2/2031	3,251,001
3,062,204		Madison IAQ, LLC, Term Loan–1st Lien, 6.702% (SOFR CME +2.500%), 6/21/2028	3,068,298
2,065,605		Madison Safety & Flow, LLC, 2025 Term Loan B–1st Lien, 6.913% (SOFR CME +2.750%), 9/26/2031	2,070,562
2,452,867		Roper Industrial Products Investment Co., LLC, 2024 USD 1st Lien Term Loan B–1st Lien, 6.752% (SOFR CME +2.750%), 11/22/2029	2,458,852
2,821,606		SPX Flow, Inc., 2025 Term Loan–1st Lien, 6.913% (SOFR CME +2.750%), 4/5/2029	2,837,915
1,990,013		TK Elevator Midco GmbH, 2025 USD Term Loan B–1st Lien, 7.197% (SOFR CME +3.000%), 4/30/2030	1,997,206
1,983,756		TRC Cos., LLC, 2025 Term Loan B–1st Lien, 7.163% (SOFR CME +3.000%), 12/8/2028	1,988,924
		TOTAL	27,385,583
		Insurance - P&C—9.7%
3,963,177		Acrisure, LLC, 2024 1st Lien Term Loan B6–1st Lien, 7.163% (SOFR CME +3.000%), 11/6/2030	3,961,334
3,966,263		AmWINS Group, Inc., 2025 Term Loan B–1st Lien, 6.252% (SOFR CME +2.250%), 1/30/2032	3,968,821
4,825,750		Ardonagh Midco 3 PLC, 2024 USD Term Loan B–1st Lien, 6.752%–6.950% (SOFR CME +2.750%), 2/15/2031	4,811,683
3,473,794		Baldwin Insurance Group Holdings LLC, 2025 Term Loan B2–1st Lien, 6.636% (SOFR CME +2.500%), 5/26/2031	3,481,036
4,179,558		Broadstreet Partners, Inc., 2024 Term Loan B4–1st Lien, 6.913% (SOFR CME +2.750%), 6/13/2031	4,188,168
3,697,832		HUB International Ltd., 2025 Term Loan B–1st Lien, 6.575% (SOFR CME +2.250%), 6/20/2030	3,707,410
1,474,984		IMA Financial Group, Inc., Term Loan–1st Lien, 7.163% (SOFR CME +3.000%), 11/1/2028	1,477,883
4,611,258		Jones DesLauriers Insurance Management, Inc., 2025 Term Loan B–1st Lien, 7.058% (SOFR CME +2.750%), 3/15/2030	4,597,586
3,348,182		Ryan Specialty Group, LLC, 2024 USD Term Loan B–1st Lien, 6.163% (SOFR CME +2.000%), 9/15/2031	3,353,422
4,940,102		Sedgwick Claims Management Services, Inc., 2023 Term Loan B–1st Lien, 6.663% (SOFR CME +2.500%), 7/31/2031	4,939,336
3,266,935		Truist Insurance Holdings, LLC, 2024 Term Loan B–1st Lien, 6.752% (SOFR CME +2.750%), 5/6/2031	3,272,048
1,026,316		Truist Insurance Holdings, LLC, 2nd Lien Term Loan–2nd Lien, 8.752% (SOFR CME +4.750%), 5/6/2032	1,047,006
4,132,418		USI, Inc., 2024 Term Loan D–1st Lien, 6.252% (SOFR CME +2.250%), 11/21/2029	4,131,778
		TOTAL	46,937,511
		Leisure—0.8%
1,986,244		CE Intermediate I, LLC, 2025 Term Loan B–1st Lien, 7.376% (SOFR CME +3.000%), 3/25/2032	1,991,626
1,846,942		SeaWorld Parks & Entertainment, Inc., 2024 Term Loan B3–1st Lien, 6.163% (SOFR CME +2.000%), 12/4/2031	1,847,709
		TOTAL	3,839,335
		Media Entertainment—1.9%
2,320,667		Emerald X, Inc., 2025 Term Loan B1–1st Lien, 7.413% (SOFR CME +3.250%), 1/30/2032	2,337,097
1,977,578		Magnite, Inc., 2025 Repriced Term Loan B–1st Lien, 7.163% (SOFR CME +3.000%), 2/6/2031	1,984,589
1,250,000	[2]	Outfront Media Capital LLC, 2025 Term Loan B–1st Lien, TBD, 9/24/2032	1,251,175
2,834,391		Univision Communications, Inc., 2022 1st Lien Term Loan B–1st Lien, 8.252% (SOFR CME +4.250%), 6/24/2029	2,841,037

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Media Entertainment—continued
$ 941,879		Univision Communications, Inc., 2022 Term Loan B–1st Lien, 7.528% (SOFR CME +3.250%), 1/31/2029	$ 937,693
		TOTAL	9,351,591
		Metals & Mining—0.6%
2,916,939		Grinding Media, Inc., 2024 Term Loan B–1st Lien, 7.698% (SOFR CME +3.500%), 10/12/2028	2,924,232
		Midstream—2.0%
3,466,252		CPPIB Capital, Inc., Term Loan B–1st Lien, 6.502% (SOFR CME +2.500%), 8/20/2031	3,478,436
2,743,125		M6 ETX Holdings II Midco, LLC, 2025 Term Loan B–1st Lien, 9.250% (PRIME Rate +2.000%), 4/1/2032	2,748,694
2,000,000	[2]	Meade Pipeline Co., LLC, Term Loan B–1st Lien, TBD, 9/22/2032	2,001,250
1,246,835	[2]	NGL Energy Partners LP, 2025 Repriced Term Loan B–1st Lien, TBD, 2/3/2031	1,249,952
		TOTAL	9,478,332
		Packaging—1.6%
2,720,268		Charter NEX US, Inc., 2024 Term Loan B1–1st Lien, 6.925% (SOFR CME +2.750%), 11/29/2030	2,731,394
4,296	[2]	Clydesdale Acquisition Holdings, Inc., 2025 Delayed Draw Term Loan–1st Lien, 7.413% (SOFR CME +3.250% (partially unfunded)), 4/1/2032	4,293
245,090		Clydesdale Acquisition Holdings, Inc., 2025 Term Loan B–1st Lien, 7.413% (SOFR CME +3.250%), 4/1/2032	244,990
2,809,723		Clydesdale Acquisition Holdings, Inc., Term Loan B–1st Lien, 7.338% (SOFR CME +3.175%), 4/13/2029	2,809,105
4,000,000		RLG Holdings, LLC, 2021 2nd Lien Term Loan–2nd Lien, 11.778% (SOFR CME +7.500%), 7/6/2029	1,765,000
		TOTAL	7,554,782
		Pharmaceuticals—1.9%
2,650,000		Amneal Pharmaceuticals LLC, 2025 Term Loan B–1st Lien, 7.663% (SOFR CME +3.500%), 8/1/2032	2,652,199
1,496,250		Bausch Health Cos., Inc., 2025 Term Loan B–1st Lien, 10.413% (SOFR CME +6.250%), 10/8/2030	1,478,011
1,758,658		Grifols Worldwide Operations USA, Inc., 2019 USD Term Loan B–1st Lien, 6.263% (SOFR CME +2.000%), 11/15/2027	1,755,414
3,492,742		Organon & Co., 2024 USD Term Loan–1st Lien, 6.408% (SOFR CME +2.250%), 5/19/2031	3,418,521
		TOTAL	9,304,145
		Restaurant—1.0%
2,945,160		1011778 B.C. Unlimited Liability Co., 2024 Term Loan B6–1st Lien, 5.913% (SOFR CME +1.750%), 9/20/2030	2,939,019
2,089,120		IRB Holding Corp., 2024 1st Lien Term Loan B–1st Lien, 6.663% (SOFR CME +2.500%), 12/15/2027	2,091,888
		TOTAL	5,030,907
		Retailers—1.1%
3,621,152		CNT Holdings I Corp., 2025 Term Loan–1st Lien, 6.558% (SOFR CME +2.250%), 11/8/2032	3,623,090
1,492,500		Hanesbrands, Inc., 2025 Term Loan B–1st Lien, 6.913% (SOFR CME +2.750%), 3/7/2032	1,501,126
		TOTAL	5,124,216
		Services—0.9%
2,614,968		Service Logic Acquisition, Inc., 2025 Repriced Term Loan B–1st Lien, 7.308% (SOFR CME +3.000%), 10/29/2027	2,624,787
1,989,950		VT Topco, Inc., 2024 1st Lien Term Loan B–1st Lien, 7.163% (SOFR CME +3.000%), 8/9/2030	1,932,122
		TOTAL	4,556,909
		Technology—21.5%
500,000		Altar Bidco, Inc., 2021 2nd Lien Term Loan–2nd Lien, 9.578% (SOFR CME + 5.600%), 2/1/2030	480,210
2,168,985		Altar Bidco, Inc., 2021 Term Loan–1st Lien, 7.078% (SOFR CME + 3.100%), 2/1/2029	2,171,469
1,599,999		Amentum Government Services Holdings, LLC, 2024 Term Loan B–1st Lien, 6.413% (SOFR CME +2.250%), 9/29/2031	1,601,751
4,583,809		Applied Systems, Inc., 2024 1st Lien Term Loan–1st Lien, 6.252% (SOFR CME +2.250%), 2/24/2031	4,593,160
400,000		Aspect Software, Inc., 2024 Fourth Out Term Loan–1st Lien, 15.250% (PRIME Rate +8.000%), 5/5/2028	6,340
564,601		Aspect Software, Inc., 2024 Second Out Term Loan–1st Lien, 22.250% (15.750% Cash, PRIME Rate +8.500%, 6.500% PIK), 5/5/2028	168,556
1,299,535		Aspect Software, Inc., 2024 Third Out Term Loan A–1st Lien, 19.250% (13.750% Cash, PRIME Rate +8.500%, 5.500% PIK), 5/5/2028	37,362
400,000		Aspect Software, Inc., 2024 Third Out Term Loan B–1st Lien, 13.250% (PRIME Rate +6.000%), 5/5/2028	11,666
4,069,572		Athenahealth Group, Inc., 2022 Term Loan B–1st Lien, 6.913% (SOFR CME +2.750%), 2/15/2029	4,795,670
1,750,000	[2]	Avalara, Inc., 2025 Term Loan–1st Lien, TBD, 3/26/2032	1,752,669
1,000,000		Boxer Parent Co., Inc., 2024 2nd Lien Term Loan–2nd Lien, 9.949% (SOFR CME +5.750%), 7/30/2032	976,565
3,684,632		Boxer Parent Co., Inc., 2025 USD Term Loan B–1st Lien, 7.199% (SOFR CME +3.000%), 7/30/2031	3,682,901

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Technology—continued
$ 2,500,000		Camelot U.S. Acquisition, LLC, 2025 Incremental Term Loan B–1st Lien, 7.413% (SOFR CME +3.250%), 1/31/2031	$ 2,500,388
2,424,277		CCC Intelligent Solutions, Inc., Term Loan–1st Lien, 6.163% (SOFR CME +2.000%), 1/23/2032	2,424,665
3,425,000		Cloud Software Group, Inc., 2025 Term Loan B–1st Lien, 7.252% (SOFR CME + 3.250%), 8/13/2032	3,439,402
1,244,997		Cloud Software Group, Inc., 2025 Term Loan B –1st Lien, 7.252% (SOFR CME + 3.250%), 3/21/2031	1,251,110
1,406,751		Cloudera, Inc., 2021 Term Loan–1st Lien, 8.013% (SOFR CME +3.750%), 10/8/2028	1,387,696
912,184		CoreLogic, Inc., Term Loan–1st Lien, 7.778% (SOFR CME +3.500%), 6/2/2028	913,894
2,386,256		Cvent, Inc., 2025 Term Loan B–1st Lien, 6.752% (SOFR CME +2.750%), 6/17/2030	2,385,266
1,212,672		Dayforce, Inc., 2025 Term Loan B–1st Lien, 6.308% (SOFR CME +2.000%), 3/1/2031	1,214,188
2,000,000		Disco Parent, Inc., 2025 Term Loan B–1st Lien, 7.484% (SOFR CME + 3.250%), 8/6/2032	2,010,000
2,233,125		Dragon Buyer, Inc., Term Loan B–1st Lien, 6.752% (SOFR CME +2.750%), 9/30/2031	2,238,362
2,238,750		Ellucian Holdings, Inc., 2024 1st Lien Term Loan B–1st Lien, 6.913% (SOFR CME +2.750%), 10/9/2029	2,241,358
500,000		Ellucian Holdings, Inc., 2024 2nd Lien Term Loan–2nd Lien, 8.913% (SOFR CME +4.750%), 11/22/2032	512,915
4,062,923		Epicor Software Corp., 2024 Term Loan F–1st Lien, 6.663% (SOFR CME +2.500%), 5/30/2031	4,072,694
2,486,247		Fortress Intermediate 3, Inc., 2025 Term Loan B–1st Lien, 7.255% (SOFR CME +3.000%), 6/27/2031	2,501,786
4,978,750		Genesys Cloud Services Holdings II, LLC, 2025 USD Term Loan B–1st Lien, 6.663% (SOFR CME +2.500%), 1/30/2032	4,953,333
1,882,680		Imagine Learning, LLC, Term Loan–1st Lien, 7.663% (SOFR CME +3.500%), 12/21/2029	1,635,700
1,707,576		Iron Mountain, Inc., 2023 Term Loan B–1st Lien, 6.163% (SOFR CME +2.000%), 1/31/2031	1,710,778
2,400,000		KnowBe4, Inc., 2025 Term Loan–1st Lien, 8.064% (SOFR CME +3.750%), 7/23/2032	2,406,000
2,980,050		Marcel LUX IV S.a.r.l., 2025 USD Repriced Term Loan–1st Lien, 7.370% (SOFR CME +3.000%), 11/12/2030	2,987,500
3,694,404		McAfee, LLC, 2024 USD 1st Lien Term Loan B–1st Lien, 7.223% (SOFR CME +3.000%), 3/1/2029	3,539,701
986,269		Mitchell International, Inc., 2024 1st Lien Term Loan–1st Lien, 7.413% (SOFR CME +3.250%), 6/17/2031	986,481
4,785,223	[3,4,5]	MLN U.S. HoldCo, LLC, 2018 1st Lien Term Loan–1st Lien, 4.395% (SOFR CME + 0.000%), 11/30/2025	25,419
3,732,494		Modena Buyer, LLC, Term Loan–1st Lien, 8.808% (SOFR CME +4.500%), 7/1/2031	3,691,175
2,003,472		NCR Atleos LLC, 2025 Term Loan B–1st Lien, 7.026% (SOFR CME +3.000%), 4/16/2029	2,010,154
2,208,919		Project Alpha Intermediate Holding, Inc., 2024 1st Lien Term Loan B–1st Lien, 7.252% (SOFR CME +3.250%), 10/26/2030	2,217,578
1,000,000		Project Alpha Intermediate Holding, Inc., 2025 2nd Lien Incremental Term Loan–2nd Lien, 9.002% (SOFR CME + 5.000%), 5/9/2033	995,000
1,611,760		Proofpoint, Inc., 2024 Term Loan–1st Lien, 7.163% (SOFR CME +3.000%), 8/31/2028	1,620,093
1,360,801		Quartz Acquireco, LLC, 2025 Term Loan B–1st Lien, 6.252% (SOFR CME +2.250%), 6/28/2030	1,359,671
957,676		Renaissance Holding Corp., 2024 1st Lien Term Loan–1st Lien, 8.163% (SOFR CME +4.000%), 4/5/2030	832,479
3,998,373		Rocket Software, Inc., 2023 USD Term Loan B–1st Lien, 7.913% (SOFR CME +3.750%), 11/28/2028	4,011,708
2,425,000		Shift4 Payments, Inc., 2025 Term Loan–1st Lien, 6.502% (SOFR CME + 2.500%), 6/30/2032	2,446,219
3,230,616		Skopima Merger Sub, Inc., 2024 Repriced Term Loan–1st Lien, 7.913% (SOFR CME +3.750%), 5/12/2028	2,753,098
1,840,778		SS&C Technologies, Inc., 2024 Term Loan B8–1st Lien, 6.163% (SOFR CME +2.000%), 5/9/2031	1,847,432
4,564,170		UKG, Inc., 2024 Term Loan B–1st Lien, 6.810% (SOFR CME +2.500%), 2/10/2031	4,564,786
2,000,000	[2]	Viavi Solutions, Inc, Term Loan B–1st Lien, TBD, 6/15/2032	2,007,920
3,136,314		VS Buyer, LLC, 2025 Term Loan B–1st Lien, 6.560% (SOFR CME +2.250%), 4/12/2031	3,138,274
2,302,978		World Wide Technology Holding Co. LLC, 2025 Repriced Term Loan B–1st Lien, 6.158% (SOFR CME +2.000%), 3/1/2030	2,313,054
		TOTAL	103,425,596
		Utility - Electric—0.4%
1,997,972		Calpine Construction Finance Co. LP, 2023 Refinancing Term Loan B–1st Lien, 6.163% (SOFR CME +2.000%), 7/31/2030	2,000,230
		TOTAL FLOATING RATE LOANS (IDENTIFIED COST $412,815,532)	404,338,270
		CORPORATE BONDS—6.1%
		Airlines—0.0%
250,000		American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A, 5.500%, 4/20/2026	250,323
		Automotive—0.4%
500,000		Dornoch Debt Merger Sub., Inc., Sr. Unsecd. Note, 144A, 6.625%, 10/15/2029	430,645
1,500,000		IHO Verwaltungs GmbH, Sr. Secd. Note, 144A, 6.375%, 5/15/2029	1,506,810
		TOTAL	1,937,455

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Building Materials—0.0%
$ 200,000	CP Atlas Buyer, Inc., 144A, 9.750%, 7/15/2030	$ 209,651
	Chemicals—0.2%
1,000,000	Maxam Prill S.a.r.l., Sr. Secd. Note, 144A, 7.750%, 7/15/2030	1,007,484
	Consumer Cyclical Services—0.1%
500,000	Garda World Security Corp., Sr. Secd. Note, 144A, 7.750%, 2/15/2028	512,980
	Consumer Products—0.0%
175,000	Whirlpool Corp., Sr. Unsecd. Note, 6.125%, 6/15/2030	176,526
	Diversified Manufacturing—0.3%
1,250,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 6.375%, 3/15/2029	1,288,539
	Finance Companies—0.7%
500,000	CrossCountry Intermediate HoldCo LLC, Sr. Unsecd. Note, 144A, 6.500%, 10/1/2030	502,465
650,000	Macquarie Airfinance Holdings Ltd., Sr. Unsecd. Note, 144A, 8.125%, 3/30/2029	676,793
450,000	Rocket Cos., Inc., Sr. Unsecd. Note, 144A, 6.125%, 8/1/2030	462,175
1,000,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.500%, 11/15/2025	1,000,292
825,000	UWM Holdings LLC, Sr. Unsecd. Note, 144A, 6.250%, 3/15/2031	821,586
	TOTAL	3,463,311
	Gaming—0.2%
900,000	Churchill Downs, Inc., Sr. Unsecd. Note, 144A, 5.500%, 4/1/2027	899,357
200,000	Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp., Secured Note, 144A, 6.250%, 10/15/2030	201,908
	TOTAL	1,101,265
	Health Care—0.3%
1,350,000	AHP Health Partners, Inc., Sr. Unsecd. Note, 144A, 5.750%, 7/15/2029	1,329,832
	Independent Energy—0.4%
750,000	Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	749,038
500,000	Chord Energy Corp., Sr. Unsecd. Note, 144A, 6.000%, 10/1/2030	496,831
500,000	Civitas Resources, Inc., Sr. Unsecd. Note, 144A, 8.625%, 11/1/2030	518,212
	TOTAL	1,764,081
	Industrial - Other—0.1%
500,000	Madison Iaq LLC, Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	494,385
	Insurance - P&C—0.2%
1,000,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Sr. Unsecd. Note, 144A, 6.750%, 10/15/2027	1,002,944
	Lodging—0.1%
300,000	RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 7.250%, 7/15/2028	309,711
	Metals & Mining—0.3%
1,500,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 6.875%, 11/1/2029	1,529,881
	Midstream—0.4%
775,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsecd. Note, 144A, 7.000%, 7/15/2029	804,219
525,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 5.875%, 3/1/2028	535,503
500,000	NGL Energy Operating LLC / Financing Corp., Secured Note, 144A, 8.125%, 2/15/2029	513,026
	TOTAL	1,852,748
	Oil Field Services—0.3%
1,325,000	USA Compression Partners LP, Sr. Unsecd. Note, 144A, 7.125%, 3/15/2029	1,367,432
	Packaging—0.2%
750,000	Trivium Packaging Finance B.V., 144A, 8.250%, 7/15/2030	800,699
	Paper—0.3%
1,500,000	Clearwater Paper Corp., Sr. Unsecd. Note, 144A, 4.750%, 8/15/2028	1,412,453
	Pharmaceuticals—0.2%
1,000,000	Grifols Escrow Issuer S.A., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2028	972,282
	Retailers—0.2%
1,100,000	Academy Ltd., Sr. Secd. Note, 144A, 6.000%, 11/15/2027	1,102,821

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—1.2%
$ 200,000		Capstone Borrower, Inc., Sr. Secd. Note, 144A, 8.000%, 6/15/2030	$ 209,398
1,000,000		Clarivate Science Holdings Corp., Sr. Unsecd. Note, 144A, 4.875%, 7/1/2029	945,944
2,775,000		Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.000%, 10/15/2026	2,772,322
600,000		CoreWeave, Inc., Sr. Unsecd. Note, 144A, 9.250%, 6/1/2030	620,403
350,000		Ellucian Holdings, Inc., Sr. Secd. Note, 144A, 6.500%, 12/1/2029	356,446
750,000		Rocket Software, Inc., Sr. Secd. Note, 144A, 9.000%, 11/28/2028	774,245
		TOTAL	5,678,758
		TOTAL CORPORATE BONDS (IDENTIFIED COST $29,032,444)	29,565,561
		ASSET-BACKED SECURITIES—0.1%
		Automotive—0.1%
173,424	[1]	Chesapeake Funding II LLC 2023-1A, Class A2, 5.622% (30-DAY AVERAGE SOFR +1.250%), 5/15/2035	173,595
70,276		Enterprise Fleet Financing LLC 2022-4, Class A2, 5.760%, 10/22/2029	70,618
59,546		Enterprise Fleet Financing LLC 2023-1, Class A2, 5.510%, 1/22/2029	59,721
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $303,233)	303,934
		COMMON STOCKS—0.0%
		Aerospace/Defense—0.0%
46,202	[5]	Constellis Holdings LLC	3,696
		Health Care—0.0%
180,104	[5]	Carestream Health, Inc.	213,874
		TOTAL COMMON STOCKS (IDENTIFIED COST $3,853,541)	217,570
		EXCHANGE-TRADED FUNDS—8.5%
976,245		Invesco Senior Loan ETF	20,432,808
493,150		SPDR Blackstone Senior Loan ETF	20,505,177
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $41,262,083)	40,937,985
		INVESTMENT COMPANY—8.5%
41,052,293		Federated Hermes Government Obligations Fund, Premier Shares, 4.06%[6] (IDENTIFIED COST $41,052,293)	41,052,293
		TOTAL INVESTMENT IN SECURITIES—107.1% (IDENTIFIED COST $528,319,126)	516,415,613
		OTHER ASSETS AND LIABILITIES - NET—(7.1)%[7]	(34,265,924)
		NET ASSETS—100%	$482,149,689
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended September 30, 2025, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 6/30/2025	$24,189,278
Purchases at Cost	$61,691,490
Proceeds from Sales	$(44,828,475)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 9/30/2025	$41,052,293
Shares Held as of 9/30/2025	41,052,293
Dividend Income	$242,744

1	Floating/variable note with current rate and current maturity or next reset date shown.
2	All or a portion of the security represents unsettled loan commitments at September 30, 2025 where the rate will be determined at time of settlement.
3	Issuer in default.
4
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

5	Non-income-producing security.
6	7-day net yield.
7	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at September 30, 2025.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Fixed-income securities and floating rate loans are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”) is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Floating Rate Loans	$—	$404,312,851	$25,419	$404,338,270
Corporate Bonds	—	29,565,561	—	29,565,561
Asset-Backed Securities	—	303,934	—	303,934
Exchange-Traded Funds	40,937,985	—	—	40,937,985
Equity Securities:
Common Stocks
Domestic	—	217,570	—	217,570
Investment Company	41,052,293	—	—	41,052,293
TOTAL SECURITIES	$81,990,278	$434,399,916	$25,419	$516,415,613

The following acronym(s) are used throughout this portfolio:
CP	—Commercial Paper
ETF	—Exchange-Traded Fund
PIK	—Payment in Kind
PRIME	—Prime Rate
SOFR	—Secured Overnight Financing Rate
TBD	—To Be Determined
USD	—United States Dollar